SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2011
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Selected quarterly financial data (unaudited)

(in thousands, except per share amounts)

2011	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Operating revenues	$594,642	$604,406	$644,095	$700,751
Operating income	170,726	164,265	174,418	193,102
Income from continuing operations	104,365	98,961	109,828	121,514
Net income	104,150	98,790	109,826	121,420
Basic earnings per common share:
Income from continuing operations	0.98	0.92	1.02	1.13
Net income	0.98	0.92	1.02	1.13
Diluted earnings per common share:
Income from continuing operations	0.96	0.91	1.01	1.11
Net income	0.96	0.91	1.01	1.11

2010	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Operating revenues	$396,242	$436,579	$483,384	$558,957
Operating income	105,384	101,706	111,474	133,232
Income from continuing operations	63,802	74,105	64,883	83,291
Net income (loss)	63,235	46,747	(36,715)	83,045
Basic earnings per common share:
Income from continuing operations	0.61	0.70	0.61	0.78
Net income (loss)	0.60	0.44	(0.35)	0.78
Diluted earnings per common share:
Income from continuing operations	0.60	0.68	0.61	0.77
Net income (loss)	0.59	0.43	(0.34)	0.77